Performance Management - iShares BBB-B CLO Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report. The Fund’s benchmarks are the Bloomberg U.S. Universal Index and the J.P. Morgan CLO High Quality Mezzanine Index. The Bloomberg U.S. Universal Index covers USD‑denominated, taxable bonds that are rated either investment grade or high-yield. The J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of broadly-syndicated, arbitrage US CLO debt from high-quality mezzanine tranches in the flagship J.P. Morgan CLO (“CLOIE”) Index, representing 90% BBBs and 10% BB/Bs.

Performance One Year or Less [Text]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.